Cover	Dec. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2022
Entity File Number	333-260017
Entity Registrant Name	SENSASURE TECHNOLOGIES, INC.
Entity Central Index Key	0001885336
Entity Tax Identification Number	87-2406468
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	505 Park Ave
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	NY
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(347)
Local Phone Number	325-4677
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SSTC
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false